Trade receivables - Summary of Non-Current Trade Receivables (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current
Non-current trade receivables	₨ 1,178
Non-current Trade Receivables
Non-current
Less: impairment allowances for bad and doubtful debts
Cost
Non-current
Non-current trade receivables	1,178
Cost | Non-current Trade Receivables
Non-current
Non-current trade receivables	₨ 1,178